Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 17 – SEGMENT INFORMATION

The Company currently has two operating segments, (i) Gujia provides market data services and investor relations management services to customers in China, and (ii) MM Global operates as an introducing broker that clears all transactions through a clearing broker dealer and earns commission income and other related income from customers in the U.S. Corporate and unallocated amounts that do not relate to an operating segment have been allocated to "Unallocated."

The following tables present summary information by segment:

	Gujia	MM Global	Unallocated	Total
Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,135,238)	$(36,418)	$(1,071,578)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

Year Ended December 31, 2018
REVENUE	$26,882	$-	$-	$26,882

GROSS PROFIT	$10,574	$-	$-	$10,574

NET LOSS	$(1,584,950)	$-	$(764,052)	$(2,349,002)

DEPRECIATION AND AMORTIZATION	$27,311	$-	$-	$27,311
CAPITAL EXPENDITURE	$23,863	$-	$-	$23,863

As of December 31, 2019
TOTAL ASSETS	$2,652,162	$153,581	$3,402,802	$6,208,545
As of December 31, 2018
TOTAL ASSETS	$303,569	$-	$59,319	$362,888